Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Sep. 01, 2020 CNY (¥)	Apr. 22, 2020 CNY (¥)	Sep. 01, 2018 CNY (¥)	Mar. 01, 2018 CNY (¥)	Feb. 07, 2018 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Jul. 01, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill						¥ 36,967		¥ 35,163	¥ 149,775	$ 5,711	$ 5,432
Cash paid for business combination						(854)	$ (132)	10,115	133,902
Net income (loss) for the year						(27,886)	$ (4,307)	(109,569)	(1,470)
Wupin Education
Business Acquisition [Line Items]
Date of acquisition agreement				Mar. 01, 2018
Percentage of equity interest attributed to the Group				90.00%
Equity interest payment of cash consideration									128,880
Intangible assets acquired				¥ 35,630
Goodwill				114,613
Non-controlling interests acquired				¥ 15,799
Wupin Education | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Transaction costs									2,038
Fantasy
Business Acquisition [Line Items]
Percentage of equity interest attributed to the Group			51.00%
Equity interest payment of cash consideration			¥ 12,000
Intangible assets acquired			7,200
Goodwill			18,141
Non-controlling interests acquired			¥ 11,529
Chongqing Jianzhi
Business Acquisition [Line Items]
Date of acquisition agreement			Sep. 01, 2018
Percentage of equity interest attributed to the Group			51.00%
Equity interest payment of cash consideration			¥ 8,000
Intangible assets acquired			980
Goodwill			14,072
Non-controlling interests acquired			¥ 7,686
Cash paid for business combination								8,000
Shanghai Zhixun Education Equipment Co., Ltd and Its Shareholder
Business Acquisition [Line Items]
Equity interest payment of cash consideration									5,350
Intangible assets acquired												¥ 3,200
Goodwill												¥ 2,950
Chongqing Jianzhi and Nanxiang
Business Acquisition [Line Items]
Revenue									7,598
Net income (loss) for the year									¥ 1,611
Huashi Dongfang
Business Acquisition [Line Items]
Date of acquisition agreement		Apr. 22, 2020			Feb. 07, 2018
Percentage of equity interest attributed to the Group		19.97%			50.00%
Equity interest payment of cash consideration		¥ 1,330			¥ 1,300
Goodwill					1,804
Non-controlling interests acquired					¥ 1,174
Huashi Dongfang | Equity Method Investments
Business Acquisition [Line Items]
Investment income (loss)						(5)		¥ (25)
Jiahe
Business Acquisition [Line Items]
Date of acquisition agreement	Sep. 01, 2020
Percentage of equity interest attributed to the Group	80.00%
Equity interest payment of cash consideration	¥ 800
Intangible assets acquired	302
Non-controlling interests acquired	¥ 200
Huashi Dongfang and Jiahe
Business Acquisition [Line Items]
Revenue						213
Net income (loss) for the year						¥ 258